UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 811-05742

Name of Fund:  BlackRock Funds

BlackRock Developed Real Estate Index Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 01/31/2017

Date of reporting period: 4/30/2016

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Providers & Services — 0.1%
Extendicare, Inc.	520	$3,834
Hotels, Restaurants & Leisure — 0.2%
Pandox AB (a)	139	2,359
Ryman Hospitality Properties, Inc.	137	7,060

		9,419
Real Estate Investment Trusts (REITs) — 79.2%
Acadia Realty Trust	259	8,728
Activia Properties, Inc.	2	10,746
Advance Residence Investment Corp.	6	16,160
Aedifica SA	58	4,094
AEON REIT Investment Corp.	3	3,740
Agree Realty Corp.	112	4,343
Alexander’s, Inc.	9	3,444
Alexandria Real Estate Equities, Inc.	294	27,327
Allied Properties Real Estate Investment Trust	435	12,256
Alstria Office REIT-AG (a)	385	5,406
American Assets Trust, Inc.	144	5,712
American Campus Communities, Inc.	482	21,570
American Homes 4 Rent, Class A	710	11,232
Apartment Investment & Management Co., Class A	630	25,238
Apple Hospitality REIT, Inc.	646	12,229
Aritis REIT	402	4,293
Ascendas Real Estate Investment Trust	10,271	18,745
Ashford Hospitality Trust, Inc.	553	3,091
Assura PLC	6,693	5,540
AvalonBay Communities, Inc.	536	94,759
Axiare Patrimonio SOCIMI SA	233	3,548
Befimmo SA	63	4,214
Beni Stabili SpA SIIQ	4,020	2,985
Big Yellow Group PLC	846	9,965
Boardwalk REIT	225	9,630
Boston Properties, Inc.	581	74,868
Brandywine Realty Trust	577	8,626
British Land Co. PLC	4,073	42,854
Brixmor Property Group, Inc.	731	18,458
BWP Trust	1,650	4,378
Camden Property Trust	333	26,883
Canadian Apartment Properties REIT	579	13,766
Canadian REIT	407	14,367
CapitaLand Commercial Trust Ltd.	12,400	13,155
CapitaLand Mall Trust	12,800	19,650
Care Capital Properties, Inc.	318	8,481
CBL & Associates Properties, Inc.	700	8,176
CDL Hospitality Trusts	2,900	3,005
Cedar Realty Trust, Inc.	522	3,612

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Champion REIT	9,000	$4,817
Charter Hall Retail REIT	2,229	8,037
Chartwell Retirement Residences	659	7,264
Chatham Lodging Trust	153	3,260
Chesapeake Lodging Trust	320	7,882
Cofinimmo SA (a)	166	20,635
Colony Starwood Homes	159	3,875
Columbia Property Trust, Inc.	568	12,666
Cominar Real Estate Investment Trust	1,116	15,370
Corporate Office Properties Trust	358	9,193
Cousins Properties, Inc.	833	8,622
Cromwell Property Group	5,697	4,409
CubeSmart	662	19,602
Daiwa House REIT Investment Corp.	1	5,366
Daiwa House Residential Investment Corp.	2	4,909
Daiwa Office Investment Corp.	1	6,426
DCT Industrial Trust, Inc.	390	15,744
DDR Corp.	1,205	21,088
Derwent London PLC	430	20,667
Dexus Property Group	4,127	26,314
DiamondRock Hospitality Co.	397	3,537
Digital Realty Trust, Inc.	583	51,292
Douglas Emmett, Inc.	518	16,809
Dream Office Real Estate Investment Trust	225	3,755
Duke Realty Corp.	1,448	31,668
DuPont Fabros Technology, Inc.	322	12,822
EastGroup Properties, Inc.	123	7,349
Education Realty Trust, Inc.	252	10,022
Empire State Realty Trust, Inc., Class A	300	5,553
Empiric Student Property PLC	1,752	2,874
EPR Properties	290	19,105
Equity Commonwealth (a)	556	15,518
Equity Lifestyle Properties, Inc.	325	22,259
Equity One, Inc.	352	9,962
Equity Residential	1,404	95,570
Essex Property Trust, Inc.	262	57,758
Eurocommercial Properties NV CVA	200	9,341
Extra Space Storage, Inc.	462	39,247
Federal Realty Investment Trust	282	42,887
FelCor Lodging Trust, Inc.	561	4,017
First Industrial Realty Trust, Inc.	480	11,011
First Potomac Realty Trust	318	2,674
Fonciere Des Regions	150	14,191
Forest City Realty Trust, Inc., Class A	907	18,847
Fortune Real Estate Investment Trust	5,000	5,532
Franklin Street Properties Corp.	371	3,940

BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	APRIL 30, 2016	1

Schedule of Investments (continued)	BlackRock Developed Real Estate Index Fund

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Frontier Real Estate Investment Corp.	2	$10,032
Fukuoka REIT Corp.	2	3,645
Gaming and Leisure Properties, Inc.	687	22,527
Gecina SA	157	22,688
General Growth Properties, Inc.	2,039	57,153
Getty Realty Corp.	224	4,408
GLP J-REIT	10	12,147
Goodman Group	7,007	36,506
Government Properties Income Trust	165	3,122
GPT Group	7,335	27,935
Gramercy Property Trust	2,012	17,042
Great Portland Estates PLC	1,598	17,719
Green REIT PLC	2,631	4,344
H&R Real Estate Investment Trust	1,291	22,554
Hammerson PLC	3,122	26,718
Hansteen Holdings PLC	2,405	3,648
HCP, Inc.	1,755	59,372
Healthcare Realty Trust, Inc.	381	11,537
Healthcare Trust of America, Inc., Class A	587	16,958
Hersha Hospitality Trust	150	2,894
Hibernia REIT PLC	2,490	3,675
Highwoods Properties, Inc.	407	19,019
Hospitality Properties Trust	566	14,484
Host Hotels & Resorts, Inc.	3,010	47,618
Hudson Pacific Properties, Inc.	361	10,559
Hulic Reit, Inc.	3	5,157
ICADE	150	11,801
Industrial & Infrastructure Fund Investment Corp.	1	5,052
Intu Properties PLC	3,260	14,517
Investa Office Fund	2,000	6,315
Investors Real Estate Trust	539	3,245
Invincible Investment Corp.	9	6,834
Irish Residential Properties REIT PLC	2,102	2,696
Japan Excellent, Inc.	4	5,697
Japan Hotel REIT Investment Corp.	14	12,629
Japan Logistics Fund, Inc.	3	6,660
Japan Prime Realty Investment Corp.	3	13,224
Japan Real Estate Investment Corp.	5	31,135
Japan Rental Housing Investments, Inc.	7	5,513
Japan Retail Fund Investment Corp.	10	24,569
Kenedix Office Investment Corp.	1	5,855
Keppel REIT	5,000	3,897
Kilroy Realty Corp.	344	22,295

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Kimco Realty Corp.	1,610	$45,273
Kite Realty Group Trust	416	11,328
Kiwi Property Group Ltd.	4,768	4,923
Klepierre	828	38,943
Land Securities Group PLC	3,119	51,661
LaSalle Hotel Properties	466	11,137
Lexington Realty Trust	700	6,146
Liberty Property Trust	618	21,568
Link REIT	8,500	51,568
LondonMetric Property PLC	5,164	11,966
LTC Properties, Inc.	189	8,768
Macerich Co.	585	44,507
Mack-Cali Realty Corp.	458	11,706
Mapletree Commercial Trust	3,000	3,344
Mapletree Industrial Trust	3,500	4,173
Mapletree Logistics Trust	4,000	3,207
Medical Properties Trust, Inc.	983	13,084
MedicX Fund Ltd.	3,615	4,635
Mercialys SA	170	3,787
Merlin Properties Socimi SA	1,255	14,608
Mid-America Apartment Communities, Inc.	299	28,617
Milestone Apartments Real Estate Investment Trust	279	3,765
Mirvac Group	15,883	22,472
Monogram Residential Trust, Inc.	673	6,817
Mori Hills REIT Investment Corp.	5	7,503
Mori Trust Sogo REIT, Inc.	2	3,928
National Health Investors, Inc.	191	13,005
National Retail Properties, Inc.	562	24,593
New Senior Investment Group, Inc.	384	4,147
New York REIT, Inc.	801	7,874
Nippon Accommodations Fund, Inc.	2	8,455
Nippon Building Fund, Inc.	5	31,675
Nippon Prologis REIT, Inc.	6	14,387
Nomura Real Estate Master Fund, Inc.	15	23,531
NSI NV	491	2,334
Omega Healthcare Investors, Inc.	652	22,018
Orix JREIT, Inc.	10	16,656
Paramount Group, Inc.	642	10,721
Parkway Properties, Inc.	300	4,935
Pebblebrook Hotel Trust	307	8,485
Pennsylvania Real Estate Investment Trust	300	6,882
Physicians Realty Trust	328	5,947
Piedmont Office Realty Trust, Inc., Class A	502	9,995
Post Properties, Inc.	161	9,235
Premier Investment Corp.	4	5,104
Primary Health Properties PLC	2,413	3,764
Prologis, Inc.	2,011	91,320

2	BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Developed Real Estate Index Fund

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
PS Business Parks, Inc.	80	$7,661
Public Storage	573	140,276
QTS Realty Trust, Inc., Class A	131	6,343
Ramco-Gershenson Properties Trust	261	4,622
Realty Income Corp.	976	57,779
Redefine International PLC	4,345	2,995
Regency Centers Corp.	389	28,669
Retail Opportunity Investments Corp.	292	5,744
Retail Properties of America, Inc., Class A	1,109	17,733
Rexford Industrial Realty, Inc.	238	4,467
RioCan Real Estate Investment Trust	1,371	29,809
RLJ Lodging Trust	563	11,862
Rouse Properties, Inc.	208	3,842
Sabra Health Care REIT, Inc.	335	7,065
Safestore Holdings PLC	737	3,654
Saul Centers, Inc.	69	3,669
Scentre Group	19,574	69,478
Segro PLC	2,587	15,806
Sekisui House SI Residential Investment Corp.	4	4,256
Select Income REIT	270	6,251
Senior Housing Properties Trust	898	15,787
Shaftesbury PLC	1,308	17,398
Shopping Centres Australasia Property Group	2,729	4,837
Silver Bay Realty Trust Corp.	237	3,460
Simon Property Group, Inc.	1,237	248,847
SL Green Realty Corp.	400	42,032
Smart Real Estate Investment Trust	350	9,395
Sovran Self Storage, Inc.	155	16,464
Spirit Realty Capital, Inc.	1,676	19,157
STAG Industrial, Inc.	251	5,010
Stockland	9,000	29,767
STORE Capital Corp.	553	14,196
Summit Hotel Properties, Inc.	304	3,466
Sun Communities, Inc.	223	15,135
Sunstone Hotel Investors, Inc.	822	10,530
Suntec Real Estate Investment Trust	8,400	10,495
Tanger Factory Outlet Centers, Inc.	313	10,980
Taubman Centers, Inc.	255	17,710
Terreno Realty Corp.	168	3,825
Tier REIT, Inc.	245	3,695
Tokyu REIT, Inc.	3	4,325
Top REIT, Inc.	1	3,781
Tritax Big Box REIT PLC	2,837	5,625
UDR, Inc.	1,056	36,876
Unibail-Rodamco SE	392	105,074

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
United Urban Investment Corp.	11	$18,986
Urban Edge Properties	327	8,482
Vastned Retail NV	32	1,409
Ventas, Inc.	1,338	83,117
VEREIT, Inc.	3,797	33,717
Vicinity Centres	12,724	31,983
Vornado Realty Trust	675	64,618
Warehouses De Pauw CVA	50	4,555
Washington Real Estate Investment Trust	259	7,426
Weingarten Realty Investors	474	17,500
Welltower, Inc.	1,373	95,314
Wereldhave NV	164	8,453
Westfield Corp.	7,709	58,878
Winthrop Realty Trust (a)	252	3,205
Workspace Group PLC	638	7,791
WP Carey, Inc.	383	23,397
WP GLIMCHER, Inc.	936	9,819
Xenia Hotels & Resorts, Inc.	505	7,767

		4,339,117
Real Estate Management & Development — 18.5%
ADO Properties SA (a)(b)	147	4,839
Aeon Mall Co. Ltd.	500	6,877
Allreal Holding AG (a)	36	5,017
Azrieli Group Ltd.	180	7,211
BUWOG AG (a)	191	4,021
CA Immobilien Anlagen AG (a)	277	5,291
Capital & Counties Properties PLC	2,791	14,440
CapitaLand Ltd.	10,400	23,956
Castellum AB	989	15,842
Cheung Kong Property Holdings Ltd.	11,000	75,124
Citycon OYJ	1,477	3,745
Conwert Immobilien Invest SE (a)	267	4,225
Deutsche Euroshop AG	200	9,332
Deutsche Wohnen AG, Bearer Shares	1,401	42,957
F&C Commercial Property Trust Ltd.	1,956	3,807
Fabege AB	768	12,825
Fastighets AB Balder (a)	428	10,917
First Capital Realty, Inc.	263	4,257
Grainger PLC	1,387	4,511
Grand City Properties SA	433	9,580
Hang Lung Properties Ltd.	9,000	17,921
Henderson Land Development Co. Ltd.	4,000	24,930
Hispania Activos Inmobiliarios SA (a)	256	3,759
Hongkong Land Holdings Ltd.	4,700	29,773
Hufvudstaden AB, A Shares	498	7,728
Hulic Co. Ltd.	1,400	13,934

BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	APRIL 30, 2016	3

Schedule of Investments (continued)	BlackRock Developed Real Estate Index Fund

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Hysan Development Co. Ltd.	3,000	$13,255
Inmobiliaria Colonial SA (a)	8,333	6,402
Kennedy Wilson Europe Real Estate PLC	469	7,469
Kerry Properties Ltd.	3,000	8,152
Kungsleden AB	543	3,738
LEG Immobilien AG (a)	234	21,707
Mitsubishi Estate Co. Ltd.	5,000	95,013
Mitsui Fudosan Co. Ltd.	4,000	97,690
Mobimo Holding AG (a)	23	5,270
New World Development Co. Ltd.	22,000	21,879
Nomura Real Estate Holdings, Inc.	500	9,138
NTT Urban Development Corp.	400	3,743
PSP Swiss Property AG, Registered Shares	205	19,771
Sino Land Co. Ltd.	12,000	18,839
Sponda OYJ	911	3,967
Sumitomo Realty & Development Co. Ltd.	2,000	58,153
Sun Hung Kai Properties Ltd.	7,000	88,222
Swire Properties Ltd.	4,600	11,944
Swiss Prime Site AG, Registered Shares (a)	237	20,777
TAG Immobilien AG	453	6,023
TLG Immobilien AG	200	4,237
Tokyo Tatemono Co. Ltd.	900	11,883
UNITE Group PLC	1,073	9,922
UOL Group Ltd.	1,300	5,920

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Vonovia SE	1,801	$60,708
Wallenstam AB, B Shares	614	5,165
Wharf Holdings Ltd.	5,000	27,025
Wihlborgs Fastigheter AB	187	3,800

		1,016,631
Total Long-Term Investments (Cost — $5,287,040) — 98.0%		5,369,001

Short-Term Securities
BlackRock Premier Government Institutional Fund, 0.17% (c)(d)	81,482	81,482
Total Short-Term Securities (Cost — $81,482) — 1.5%		81,482
Total Investments (Cost — $5,368,522) — 99.5%		5,450,483
Other Assets Less Liabilities — 0.5%		27,971

Net Assets — 100.0%		$5,478,454

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$5,396,696

Gross unrealized appreciation	$337,354
Gross unrealized depreciation	(283,567)

Net unrealized appreciation	$53,787

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	During the period ended April 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at January 31, 2016	Net Activity	Shares Held at April 30, 2016	Income
BlackRock Premier Government Institutional Fund	76,937	4,545	81,482	$44

(d)	Current yield as of period end.

4	BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Developed Real Estate Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
5	Dow Jones U.S. Real Estate	June 2016	$150,400	$(643)

Portfolio Abbreviations

CVA	Certificaten Van Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust

BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	APRIL 30, 2016	5

Schedule of Investments (continued)	BlackRock Developed Real Estate Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Health Care Providers & Services	$3,834	—	—	$3,834
Hotels, Restaurants & Leisure	7,060	$2,359	—	9,419
Real Estate Investment Trusts (REITs)	3,012,074	1,327,043	—	4,339,117
Real Estate Management & Development	18,624	998,007	—	1,016,631
Short-Term Securities	81,482	—	—	81,482

Total	$3,123,074	$2,327,409	—	$5,450,483

Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(643)	—	—	$(643)
[1] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

6	BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	APRIL 30, 2016

Schedule of Investments (concluded)	BlackRock Developed Real Estate Index Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$9,000	—	—	$9,000
Foreign currency at value	66,565	—	—	66,565

Total	$75,565	—	—	$75,565

During the period ended April 30, 2016, there were no transfers between levels.

BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	APRIL 30, 2016	7

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	June 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date:	June 22, 2016